Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2020	2019
	(in € millions)
Trade payables	434	377
Value added tax and sales taxes payable	181	148
Other current liabilities	23	24
	638	549